Fair value of financial instruments - Disclosure of significant observable inputs used in fair value measurement (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Total financial assets	$ 142,213	$ 140,653
Warrants on equity securities and convertible debentures and notes [Member] | Publicly traded mining exploration and development, precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	24,327	23,904
Warrants on equity securities and convertible debentures and notes [Member] | Publicly traded mining exploration and development, other minerals, oil and gas [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	23,655	1,159
Equity securities [Member] | Publicly traded mining exploration and development, precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	46,668	95,796
Equity securities [Member] | Publicly traded mining exploration and development, other minerals, oil and gas [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	47,563	19,794
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Total financial assets	107,279	115,590
Level 1 [Member] | Warrants on equity securities and convertible debentures and notes [Member] | Publicly traded mining exploration and development, precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	0	0
Level 1 [Member] | Warrants on equity securities and convertible debentures and notes [Member] | Publicly traded mining exploration and development, other minerals, oil and gas [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	13,048	0
Level 1 [Member] | Equity securities [Member] | Publicly traded mining exploration and development, precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	46,668	95,796
Level 1 [Member] | Equity securities [Member] | Publicly traded mining exploration and development, other minerals, oil and gas [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	47,563	19,794
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Total financial assets	0	0
Level 2 [Member] | Warrants on equity securities and convertible debentures and notes [Member] | Publicly traded mining exploration and development, precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	0	0
Level 2 [Member] | Warrants on equity securities and convertible debentures and notes [Member] | Publicly traded mining exploration and development, other minerals, oil and gas [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	0	0
Level 2 [Member] | Equity securities [Member] | Publicly traded mining exploration and development, precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	0	0
Level 2 [Member] | Equity securities [Member] | Publicly traded mining exploration and development, other minerals, oil and gas [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	0	0
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Total financial assets	34,934	25,063
Level 3 [Member] | Warrants on equity securities and convertible debentures and notes [Member] | Publicly traded mining exploration and development, precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	24,327	23,904
Level 3 [Member] | Warrants on equity securities and convertible debentures and notes [Member] | Publicly traded mining exploration and development, other minerals, oil and gas [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	10,607	1,159
Level 3 [Member] | Equity securities [Member] | Publicly traded mining exploration and development, precious metals [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	0	0
Level 3 [Member] | Equity securities [Member] | Publicly traded mining exploration and development, other minerals, oil and gas [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	$ 0	$ 0